Derivatives and Fair Value Disclosures	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Derivatives and Fair Value Disclosures
9. Derivatives and Fair Value Disclosures
The Company uses interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of the Company’s debt from a floating to a fixed rate. The Company is not party to any floating-to-fixed
interest rate swap with a major financial institution at December 31, 2025 (2024: one swap) covering any notional amounts at December 31, 2025 (2024: $19,164,000) pursuant to which it pays fixed rates and receives floating rates based on the SOFR. These agreements contain no leverage features. As of December 31, 2024, one derivative contract qualified for hedge accounting since its inception, whereas as of December 31, 2025 there were no active derivative contracts.
The following table presents information relating to the Company’s interest rate swap arrangements as of December 31, 2024 and 2025.

	Effective date	Termination date	Fixed Rate (Company pays)	Floating Rate (Company receives)	Fair Value Asset December 31, 2024	Notional Amount December 31, 2024	Fair Value Asset December 31, 2025	Notional Amount December 31, 2025
Swap 1	April 10, 2018	December 11, 2025	2.74%	SOFR	$387,608	$19,164,000	—	—

Total					$387,608	$19,164,000	—	—

*	Swap 1 was early terminated in April 2025 (Note 8)
The following tables present information on the location and amounts of derivatives’ fair values reflected in the consolidated balance sheets and with respect to gains and losses on derivative positions reflected in the consolidated statements of income or in the consolidated balance sheets, as a component of accumulated other comprehensive income.

Tabular disclosure of financial instruments is as follows:

		December 31,
		2024		2025
Derivatives designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	—	—	—	—
Interest Rate Swap Agreements	Current assets — Fair value of derivatives	387,608	—	—	—

Total derivatives designated as hedging instruments		387,608	—	—	—

As of 31.12.2024 and 31.12.2025, there were no derivatives not designated as hedging instruments assets respectively.
The effect of derivative instruments on the consolidated statements of income for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Location of Gain/(Loss)	Year Ended December 31,
Derivatives not designated as hedging instruments	Recognized	2023	2024	2025
Interest Rate Swap — Change in Fair Value	Gain on derivatives	(570,539)	(1,126,863)	—
Interest Rate Swap — Realized income	Gain on derivatives	808,157	1,226,149	—

Total gain on derivatives		237,618	99,286	—

	Location of Gain	Year Ended December 31,
Derivatives designated as hedging instruments	Recognized	2023	2024	2025
Interest Rate Swap — Realized income	Interest and finance costs	4,771,235	591,664	383,819

Total gain on derivatives		4,771,235	591,664	383,819

The components of accumulated other comprehensive income included in the accompanying consolidated balance sheets consist of unrealized gain on cash flow hedges relating to the Company’s interest rate swap contracts and are analyzed as follows:

Unrealized Income on cash flow hedges
Balance, January 1, 2023	5,186,483

Other comprehensive income before reclassifications	316,566
Amounts reclassified from accumulated other comprehensive income relating to qualifying hedges	(4,771,235)

Balance, December 31, 2023	731,814

Other comprehensive income before reclassifications	247,458
Amounts reclassified from accumulated other comprehensive income relating to qualifying hedges	(591,664)

Balance, December 31, 2024	387,608

Other comprehensive loss before reclassifications	(3,789)
Amounts reclassified from accumulated other comprehensive income relating to qualifying hedges	(383,819)

Balance, December 31, 2025	—

Fair Value of Financial Instruments and Concentration of Credit Risk
: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, short-term investments, trade and other receivables, claims receivable, payable to related parties, trade accounts payable and accrued liabilities. The Company limits its credit risk with respect to accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance
by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings. The carrying values of cash and cash equivalents, restricted cash, trade and other receivables, claims receivable, payable to related parties, trade accounts payable and accrued liabilities are reasonable estimates of their fair value due to the short term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities.
As of December 31, 2024, the
fair value of long term bank loans is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Their carrying value approximates their fair market value due to their variable interest rate, being SOFR. SOFR rates are observable at commonly quoted intervals for the full terms of the loans and hence floating rate loans are considered Level
2
items in accordance with the fair value hierarchy.
There is no outstanding balance for these loans as of December 31, 2025. Additionally, as of December 31, 2024,
the Company considers the creditworthiness of each counterparty when determining the fair value of the derivative instruments. The Company’s interest rate swap agreements are recorded at fair value. The fair value of the interest rate swaps is determined using a discounted cash flow method based on market-based SOFR swap yield curves. SOFR swap rates are observable at commonly quoted intervals for the full terms of the swap and therefore are considered Level
2
items.

There is no outstanding balance for these interest rate swap agreements as of December 31, 2025.
Fair Value Disclosures:
The Company has categorized assets and liabilities recorded at fair value based upon the fair value hierarchy specified by the guidance. The levels of fair value hierarchy are as follows:
Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.
The following table presents the fair values for assets and liabilities m easu
red on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2024:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Interest Rate Swap Agreements	387,608	—	387,608	—

Total	387,608	—	387,608	—

As of 31.12.2025, there were no assets nor liabilities measured on a recurring basis.
The following table presents the fair values for assets measured on a non-recurring
basis as of December 31, 2025 categorized into a Level based upon the lowest level of significant input to the valuations:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held for sale	29,250,000	—	29,250,000	—	—

Total	29,250,000	—	29,250,000	—	—
The vessels Eco Invictus and Eco Universe were classified as held for sale as of December 31, 2025 (Note 5) and were recognized at their fair value of $29,250,000 less costs to sell $292,500. The fair value was determined based on the transaction price, as the sale price was agreed with unaffiliated third parties.
As of 31.12.2024, there were no assets nor liabilities measured on a non-recurring
basis.